                                 ING FUNDS TRUST
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund

                          Supplement dated June 4, 2004
                             to the ING Funds Trust
                    Statement of Additional Information (SAI)
                              Dated August 1, 2003

Effective immediately the investment management fee and sub-advisory fee schedules for the ING High Yield Bond Fund and ING Intermediate Bond Fund are amended to include the addition of breakpoints. To reflect these changes, the SAI is amended as follows:

      The High Yield Bond Fund and Intermediate Bond Fund sections of the table on page 26 are deleted and replaced with the following:

      FUND                       ANNUAL INVESTMENT MANAGEMENT FEE (1)
      ----                       ------------------------------------
High Yield Bond   0.65% of the first $250 million of assets;
Fund              0.60% of assets in excess of $250 million up to $500 million; and
                  0.55% of assets in excess of $500 million.

Intermediate      0.50% of the first $500 million of assets;
Bond Fund         0.45% of assets in excess of $500 million up to $1 billion;
                  0.425% of assets in excess of $1 billion up to $2 billion; and
                  0.40% of assets in excess of $2 billion.

(1)   As a percentage of average daily net assets.


      The High Yield Bond Fund and Intermediate Bond Fund sections of the table on page 28 are deleted and replaced with the following:

      FUND                             ANNUAL SUB-ADVISORY FEE
      ----                             -----------------------
High Yield Bond   0.2925% of the first $250 million of the Fund's average daily net assets;
Fund              0.2700% of the Fund's average daily net assets in excess of $250 million up to $500 million; and
                  0.2475% of the Fund's average daily net assets in excess of $500 million.

Intermediate      0.2250% of the first $500 million of the Fund's average daily net assets;
Bond Fund         0.2025% of the Fund's average daily net assets in excess of $500 million up to $1 billion;
                  0.19125% of the Fund's average daily net assets in excess of $1 billion up to $2 billion; and
                  0.1800% of average daily net assets in excess of $2 billion.

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